Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss per share [Abstract]
Loss Per Share

11. Loss per share

Basic loss per share are calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

For the year ended December 31, 2023, 2022 and 2021, the effects of all outstanding share options and unvested restricted shares were excluded from the computation of diluted loss per share as their effects were anti-dilutive.

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
- Class A ordinary shares	(47,954)	(644,224)	(42,792)
- Class B ordinary shares	(17,337)	(249,990)	(16,778)

	2023	2022	2021
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations
- Class A ordinary shares	22,905,148	21,340,420	21,121,241
- Class B ordinary shares	8,281,098	8,281,098	8,281,098